Cassidy & Associates
                         Attorneys at Law
                     9454 Wilshire Boulevard
                  Beverly Hill, California 90212
                            ----------
                    Email:  CassidyLaw@aol.com

     Telephone: 202/387-5400                Fax: 949/673-4525

                             June 29,  2011

Larry Spirgel
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          RE:  Engchow Education Corporation
               Amendment #2 to Form 10-12G
               File No. 000-54314

Mr. Spirgel:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of June 13, 2011, is the Engchow Education Corporation
Amendment No. 2 to Form 10-12G.


Item 2.  Financial Information
	 Plan of Operation


	The language has been corrected.


Attached to this filing is the company's written statement of acknowledgement.



                         Sincerely,


                         Lee W. Cassidy